Risk Management (Details 28) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains/(losses) due to the changes in fair value, including the realized and unrealized gains and losses, recorded in the statement of income
Net gains/(losses) due to changes in fair value	R$ (10,099)	R$ (3,363)	R$ 9,420
Total	(10,099)	(3,363)	9,420
Financial assets held for trading
Gains/(losses) due to the changes in fair value, including the realized and unrealized gains and losses, recorded in the statement of income
Net gains/(losses) due to changes in fair value	(10,099)	(3,363)	9,420
Total	R$ (10,099)	R$ (3,363)	R$ 9,420